UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962

Epiphany Funds
(Exact name of registrant as specified in charter)

306 West 7th Street      Suite 616    Fort Worth, TX  76102
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  817.529.0444

Date of fiscal year end:  10/31/2009

Date of reporting period: 01/31/2009

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - (92.74%)

AEROSPACE & DEFENSE - (0.97%)
United Technologies Corp.	350	$16,796

AUTO MANUFACTURERS - (1.68%)
PACCAR, Inc.	1,100	29,029

BANKS - (5.73%)
Bank of New York Mellon Corp.	2,414	62,136
BB&T Corp.	1,851	36,631
		98,767

COMMERCIAL SERVICES - (3.88%)
Paychex, Inc.	1,625	39,471
Western Union Co.	2,000	27,320
		66,791

COMPUTERS - (5.56%)
Apple, Inc. *	450	40,558
Computer Sciences Corp. *	630	23,209
Hewlett-Packard Co.	925	32,144
		95,911

COSMETICS & TOILETRIES - (2.08%)
Colgate-Palmolive Co.	550	35,772

FOOD & BEVERAGE - (9.30%)
Coca-Cola Co.	465	19,865
Hormel Foods Corp.	1,200	35,796
Kellogg Co.	840	36,700
Kraft Foods, Inc. Class A	955	26,788
Sysco Corp.	1,850	41,237
		160,386

HEALTHCARE PRODUCTS & SERVICES - (8.92%)
Baxter International, Inc.	750	43,988
Brookdale Senior Living, Inc. *	2,175	14,790
Covidien Ltd.	910	34,889
Medtronic, Inc.	840	28,132
Zimmer Holdings, Inc. *	880	32,032
		153,831

INSURANCE - (5.25%)
Aflac, Inc.	1,000	23,210
Allstate Corp.	2,055	44,532
MetLife, Inc.	685	19,680
Reinsurance Group of America, Inc.	84	2,993
		90,415

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

COMMON STOCK - (92.74%) Continued

INTERNET - (2.16%)
Google, Inc. *	110	$37,238

IRON & STEEL - (2.48%)
Nucor Corp.	1,050	42,829

MACHINERY - (3.12%)
Caterpillar, Inc.	560	17,276
Deere & Co.	1,050	36,477
		53,753

MINING - (0.38%)
Alcoa, Inc.	345	2,688
Freeport-McMoRan Copper & Gold, Inc. *	150	3,771
		6,459

MISCELLANEOUS MANUFACTURING - (4.25%)
3M Co.	600	32,274
Teleflex, Inc.	770	40,949
		73,223

MULTIMEDIA - (1.76%)
McGraw-Hill Cos., Inc.	1,380	30,346

OIL & GAS - (12.47%)
Apache Corp.	560	42,000
EOG Resources, Inc.	715	48,456
Schlumberger Ltd.	400	16,324
Transocean, Inc. *	740	40,419
XTO Energy, Inc.	1,825	67,689
		214,888

PACKAGING & CONTAINERS - (0.81%)
Packaging Corp. of America	980	13,916

PHARMACEUTICALS - (2.99%)
Abbott Laboratories	931	51,615

REAL ESTATE INVESTMENT TRUSTS - (0.41%)
ProLogis	700	7,007

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

COMMON STOCK - (92.74%) Continued

RETAIL - (5.20%)
Costco Wholesale Corp.	200	$9,006
Lowe's Cos., Inc.	2,694	49,219
Yum! Brands, Inc.	1,100	31,482
		89,707

SEMICONDUCTORS - (6.28%)
Analog Devices, Inc.	1,350	26,973
Linear Technology Corp.	1,680	39,346
Texas Instruments, Inc.	2,800	41,860
		108,179

TELECOMMUNICATIONS - (2.81%)
CenturyTel, Inc.	560	15,198
Corning, Inc.	1,100	11,121
Qualcomm, Inc.	640	22,112
		48,431

TOOLS - (1.31%)
Lincoln Electric Holdings, Inc.	550	22,643

UTILITIES - (2.94%)
Exelon Corp.	255	13,826
Public Service Enterprise Group, Inc.	1,169	36,905
		50,731

TOTAL COMMON STOCK (Cost $2,264,608)		1,598,663

SHORT-TERM INVESTMENTS - (11.69%)
Huntington National Bank Money Market IV, 0.02% ** (Cost $201,516)	201,516	201,516

TOTAL INVESTMENTS (Cost $2,466,124) - 104.43%		$1,800,179

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (4.43%)		(76,391)

NET ASSETS - 100%		$1,723,788

* Non-Income producing security.
** Rate shown represents the rate at January 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At January 31, 2009, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”) on November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157—Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,  etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in:	Value	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Securities	$1,800,179	$1,598,663	$201,516	$-
Other Financial Instruments	-	-	-	-
Total	$1,800,179	$1,598,663	$201,516	$-

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2009 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Epiphany Faith and Family Values 100 Fund	$2,468,398	$16,191	$(684,410)	$(668,219)

       The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Epiphany Funds

By:	/s/ Samuel J. Saladino, III

Name:	Samuel J. Saladino, III
Title:	Principal Executive Officer
Date:	March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel J. Saladino, III

Name:	Samuel J. Saladino, III
Title:	Principal Executive Officer
Date:	March 20, 2009

By:	/s/ Larry E. Beaver, Jr.

Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	March 20, 2009